Loss per Share - Schedule of earnings per share, basic and diluted (Details) - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Earnings Per Share [Abstract]
Basic weighted average number of common shares outstanding	127,942,571	90,005,128
Diluted weighted average common shares outstanding	127,942,571	90,005,128